STOCKHOLDERS' DEFICIT, STOCK OPTIONS AND WARRANTS (Details 2) (USD $)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Sep. 30, 2012		Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008		Dec. 31, 2007		Dec. 31, 2006		Dec. 31, 2005
Shares	13,470,539						13,470,539
Minimum [Member]
Issued - Average Exercise Price							0.0120		$ 0.0126						$ 0.102
Maximum [Member]
Issued - Average Exercise Price							0.1090		$ 1.67						$ 0.336
Warrant One [Member]
Issued - Number of Shares							35,913												35,913
Shares	200,000						200,000		35,913
Issued - Average Exercise Price							0.02		$ 0.02										$ 0.02
Warrant Two [Member]
Issued - Number of Shares							0		28,502								0
Shares	71,826						71,826		71,826
Issued - Average Exercise Price							0		$ 0.35								$ 0
Warrant Three [Member]
Issued - Number of Shares															1,628,771
Shares	8,657,746						8,657,746		4,657,745
Warrant Three [Member] | Minimum [Member]
Issued - Average Exercise Price															$ 0.02
Warrant Three [Member] | Maximum [Member]
Issued - Average Exercise Price															$ 0.46
Warrant Four [Member]
Issued - Number of Shares													448,207
Shares	3,128,572						3,128,572		2,328,572
Warrant Four [Member] | Minimum [Member]
Issued - Average Exercise Price													$ 0.13
Warrant Four [Member] | Maximum [Member]
Issued - Average Exercise Price													$ 0.65
Warrant Five [Member]
Issued - Number of Shares											3,435,662
Shares	500,000						500,000		500,000
Warrant Five [Member] | Minimum [Member]
Issued - Average Exercise Price											$ 0.01
Warrant Five [Member] | Maximum [Member]
Issued - Average Exercise Price											$ 0.65
Warrant Six [Member]
Issued - Number of Shares									18,222,243
Shares	631,429						631,429		631,429
Warrant Six [Member] | Minimum [Member]
Issued - Average Exercise Price									$ 0.075
Warrant Six [Member] | Maximum [Member]
Issued - Average Exercise Price									$ 0.25
Warrant Seven [Member]
Issued - Number of Shares			75,000				8,009,594
Shares	8,455,427						8,455,427		5,333,334
Issued - Average Exercise Price			$ 0.2
Warrant Seven [Member] | Minimum [Member]
Issued - Average Exercise Price							0.10
Warrant Seven [Member] | Maximum [Member]
Issued - Average Exercise Price							0.20
Warrant [Member]
Issued - Number of Shares	5,320,809	[1]	2,601,285	[1]	(87,500)	[1]	8,009,594		18,222,243	[1]	3,435,662	[1]	2,188,302	[1]	5,075,204	[1]	28,502	[1]	71,826	[1]
Shares	31,780,390	[1]	27,752,439	[1]	26,321,154	[1]	31,780,390	[1]	26,882,251	[1]	10,670,925	[1]	7,372,813	[1]	5,184,511	[1]	121,278	[1]	92,776	[1]	20,950	[1]
Issued - Average Exercise Price	$ 0.14	[1]	$ 0.15	[1]	$ 0.20	[1]			$ 0.14	[1]	$ 0.34	[1]	$ 0.65	[1]	$ 0.45	[1]	$ 0.35	[1]	$ 0.85	[1]
Warrant [Member] | Minimum [Member]
Issued - Average Exercise Price			$ 0.01				0.65
Warrant [Member] | Maximum [Member]
Issued - Average Exercise Price			$ 1.67				0.01
Stock Options One [Member]
Issued - Number of Shares																	5,985
Shares	1,785,268						1,785,268		2,926,626
Issued - Average Exercise Price							1.67		$ 0								$ 1.67
Stock Options Two [Member]
Issued - Number of Shares															1,243,292
Shares	1,360,000						1,360,000		2,060,000
Issued - Average Exercise Price									$ 1.67						$ 0.15
Stock Options Two [Member] | Minimum [Member]
Issued - Average Exercise Price															$ 0.01
Stock Options Two [Member] | Maximum [Member]
Issued - Average Exercise Price															$ 0.35
Stock Options Three [Member]
Issued - Number of Shares													105,000
Shares	775,000						775,000		775,000
Stock Options Three [Member] | Minimum [Member]
Issued - Average Exercise Price									$ 0.01				$ 0.35
Stock Options Three [Member] | Maximum [Member]
Issued - Average Exercise Price													$ 0.5
Stock Options Four [Member]
Issued - Number of Shares							1,241,976				1,360,000
Shares	30,000						30,000		30,000
Issued - Average Exercise Price							0.15				$ 0.15
Stock Options Four [Member] | Minimum [Member]
Issued - Average Exercise Price									$ 0.35
Stock Options Four [Member] | Maximum [Member]
Issued - Average Exercise Price									$ 0.50
Stock Options Five [Member]
Issued - Number of Shares									1,241,976
Shares	5,985						5,985		5,985
Issued - Average Exercise Price									$ 0.15
Stock Options Five [Member] | Minimum [Member]
Issued - Average Exercise Price									$ 0.075
Stock Options Five [Member] | Maximum [Member]
Issued - Average Exercise Price									$ 0.25
Stock Options Six [Member]
Issued - Number of Shares			0				9,514,286
Shares	214,286						214,286		2,383,334
Issued - Average Exercise Price			$ 0						$ 0.1
Stock Options Six [Member] | Minimum [Member]
Issued - Average Exercise Price							0.07
Stock Options Six [Member] | Maximum [Member]
Issued - Average Exercise Price							0.08
Stock Option [Member]
Issued - Number of Shares	9,514,286	[1]							2,483,334	[1]	2,210,000	[1]	205,000	[1]	1,243,292	[1]	5,984	[1]	23,942	[1]
Shares	13,470,539	[1]	4,656,253	[1]	5,414,895	[1]	13,470,539	[1]	5,797,611	[1]	3,498,218	[1]	1,496,174	[1]	1,291,174	[1]	47,882	[1]	41,898	[1]	17,956	[1]
Issued - Average Exercise Price	$ 0.08	[1]							$ 0.01	[1]	$ 0.17	[1]	$ 0.37	[1]	$ 0.2	[1]	$ 1.67	[1]	$ 1.67	[1]
Stock Option [Member] | Minimum [Member]
Issued - Average Exercise Price							0.01
Stock Option [Member] | Maximum [Member]
Issued - Average Exercise Price							1.67

[1]	Adjusted for the reverse stock splits in total at June 6, 2008 and October 20, 2008.